Global Infrastructure Portfolio
Global Infrastructure Portfolio

Prospectus Supplement

June 15, 2017

Morgan Stanley Institutional Fund, Inc.

Supplement dated June 15, 2017 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated May 1, 2017

Global Infrastructure Portfolio (the "Fund")

The maximum expense ratio of each share Class of the Fund has been increased, effective July 1, 2017. Accordingly, effective July 1, 2017, the Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Global Infrastructure Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Global Infrastructure Portfolio		CLASS I	CLASS A	CLASS L	Class C	Class IS
Advisory Fee		0.85%	0.85%	0.85%	0.85%	0.85%
Distribution and/or Shareholder Service (12b-1) Fee		none	0.25%	0.75%	1.00%	none
Other Expenses		0.19%	0.27%	0.35%	0.84%	0.23%
Total Annual Fund Operating Expenses	[1]	1.04%	1.37%	1.95%	2.69%	1.08%
Fee Waiver and/or Expense Reimbursement	[1]	0.08%	0.16%	0.17%	0.62%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.96%	1.21%	1.78%	2.07%	0.94%
[1]	The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.97% for Class I, 1.21% for Class A, 1.78% for Class L, 2.07% for Class C and 0.94% for Class IS. The fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Company's Board of Directors acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.

Example The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and the Fund's operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If You SOLD Your Shares
Expense Example - Global Infrastructure Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS I	98	323	566	1,264
CLASS A	642	921	1,221	2,072
CLASS L	181	596	1,036	2,261
Class C	310	777	1,370	2,977
Class IS	96	330	582	1,305

If You HELD Your Shares
Expense Example No Redemption - Global Infrastructure Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
CLASS I	98	323	566	1,264
CLASS A	642	921	1,221	2,072
CLASS L	181	596	1,036	2,261
Class C	210	777	1,370	2,977
Class IS	96	330	582	1,305

Please retain this supplement for future reference.